Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segments Information [Abstract]
Segment Information
As of and for the three months ended March 31, 2014:

	Title	BKFS	FNF Corporate and Other	Total FNF Core	Remy	Restaurant Group	FNFV Corporate and Other	Total FNFV	Eliminations	Total
	(In millions)
Title premiums	$755	$—	$—	$755	$—	$—	$—	$—	$—	$755
Other revenues	423	187	8	618	—	—	28	28	—	646
Auto parts revenues	—	—	—	—	302	—	—	302	—	302
Restaurant revenues	—	—	—	—	—	354	—	354	—	354
Revenues from external customers	1,178	187	8	1,373	302	354	28	684	—	2,057
Interest and investment income (loss), including realized gains and losses	30	—	—	30	—	—	2	2	—	32
Total revenues	1,208	187	8	1,403	302	354	30	686	—	2,089
Depreciation and amortization	39	61	1	101	1	13	3	17	—	118
Interest expense	—	8	22	30	5	2	(1)	6		36
Earnings (loss) from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	(15)	(77)	(8)	(100)	10	9	2	21	—	(79)
Income tax expense (benefit)	10	(11)	(36)	(37)	3	—	(3)	—	—	(37)
Earnings (loss) from continuing operations, before equity in earnings (loss) of unconsolidated affiliates	(25)	(66)	28	(63)	7	9	5	21	—	(42)
Equity in earnings (loss) of unconsolidated affiliates	1	—	(1)	—	—	—	(31)	(31)	—	(31)
Earnings (loss) from continuing operations	$(24)	$(66)	$27	$(63)	$7	$9	$(26)	$(10)	$—	$(73)
Assets	$8,145	$3,720	$229	$12,094	$1,290	$676	$660	$2,626	$(33)	$14,687
Goodwill	2,240	1,989	3	4,232	263	119	95	477	—	4,709

As of and for the three months ended March 31, 2013:

	Title	BKFS	FNF Corporate and Other	Total FNF Core	Remy	Restaurant Group	FNFV Corporate and Other	Total FNFV	Eliminations	Total
	(In millions)
Title premiums	$937	$—	$—	$937	$—	$—	$—	$—	$—	$937
Other revenues	406	—	10	416	—	—	19	19	—	435
Auto parts revenues	—	—	—	—	284	—	—	284	—	284
Restaurant revenues	—	—	—	—	—	354	—	354	—	354
Revenues from external customers	1,343	—	10	1,353	284	354	19	657	—	2,010
Interest and investment income (loss), including realized gains and losses	32	—	—	32	1	(2)	—	(1)	—	31
Total revenues	1,375	—	10	1,385	285	352	19	656	—	2,041
Depreciation and amortization	16	—	1	17	1	13	2	16	—	33
Interest expense	—	—	16	16	7	2	(2)	7	—	23
Earnings (loss) from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	169	—	(23)	146	(1)	—	(8)	(9)	—	137
Income tax expense (benefit)	60	—	(8)	52	—	—	(6)	(6)	—	46
Earnings (loss) from continuing operations, before equity in earnings (loss) of unconsolidated affiliates	109	—	(15)	94	(1)	—	(2)	(3)	—	91
Equity in earnings (loss) of unconsolidated affiliates	1	—	—	1	—	—	(4)	(4)	—	(3)
Earnings (loss) from continuing operations	$110	$—	$(15)	$95	$(1)	$—	$(6)	$(7)	$—	$88
Assets	$6,828	$—	$310	7,138	$1,278	$671	$662	$2,611	$(67)	$9,682
Goodwill	1,434	—	3	1,437	248	119	79	446	—	1,883

As of and for the year ended December 31, 2013:

	Fidelity National Title Group	FNF Corporate and Other	Total FNF Core	Remy	Restaurant Group	Portfolio Company Corporate and Other	Total Portfolio Company Investments	Eliminations	Total
	(In millions)
Title premiums	$4,152	$—	$4,152	$—	$—	$—	$—	$—	$4,152
Other revenues	1,597	53	1,650	—	—	87	87	—	1,737
Auto parts revenues	—	—	—	1,127	—	—	1,127	—	1,127
Restaurant revenues	—	—	—	—	1,408	—	1,408	—	1,408
Revenues from external customers	5,749	53	5,802	1,127	1,408	87	2,622	—	8,424
Interest and investment income (loss), including realized gains and losses	145	3	148	(2)	(1)	3	—	(7)	141
Total revenues	5,894	56	5,950	1,125	1,407	90	2,622	(7)	8,565
Depreciation and amortization	65	3	68	4	53	12	69	—	137
Interest expense	—	68	68	20	8	4	32	(7)	93
Earnings (loss) from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	821	(145)	676	22	12	(59)	(25)	—	651
Income tax expense (benefit)	302	(60)	242	5	(4)	(38)	(37)	—	205
Earnings (loss) from continuing operations, before equity in earnings (loss) of unconsolidated affiliates	519	(85)	434	17	16	(21)	12	—	446
Equity in earnings (loss) of unconsolidated affiliates	5	(1)	4	—	—	(30)	(30)	—	(26)
Earnings (loss) from continuing operations	$524	$(86)	$438	$17	$16	$(51)	$(18)	$—	$420
Assets	$6,757	$1,265	$8,022	$1,255	$663	$699	$2,617	$(115)	$10,524
Goodwill	1,435	3	1,438	248	119	96	463	—	1,901

As of and for the year ended December 31, 2012:

	Fidelity National Title Group	FNF Corporate and Other	Total FNF Core	Remy	Restaurant Group	Portfolio Company Corporate and Other	Total Portfolio Company Investments	Eliminations	Total
	(In millions)
Title premiums	$3,833	$—	$3,833	$—	$—	$—	$—	$—	$3,833
Other revenues	1,613	48	1,661	—	—	15	15	—	1,676
Auto parts revenues	—	—	—	417	—	—	417	—	417
Restaurant revenues	—	—	—	—	908	—	908	—	908
Revenues from external customers	5,446	48	5,494	417	908	15	1,340	—	6,834
Interest and investment income, including realized gains and losses	140	(3)	137	80	119	(4)	195	(1)	331
Total revenues	5,586	45	5,631	497	1,027	11	1,535	(1)	7,165
Depreciation and amortization	64	4	68	1	35	—	36	—	104
Interest expense	1	60	61	10	3	1	14	(1)	74
Earnings (loss) from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	776	(107)	669	89	102	(25)	166	—	835
Income tax expense (benefit)	282	(52)	230	3	18	(6)	15	—	245
Earnings (loss) from continuing operations, before equity in earnings (loss) of unconsolidated affiliates	494	(55)	439	86	84	(19)	151	—	590
Equity in earnings (loss) of unconsolidated affiliates	5	—	5	—	—	5	5	—	10
Earnings (loss) from continuing operations	$499	$(55)	$444	$86	$84	$(14)	$156	$—	$600
Assets	$6,929	$417	$7,346	$1,270	$689	$678	$2,637	$(80)	$9,903
Goodwill	1,434	3	1,437	246	119	106	471	—	1,908

As of and for the year ended December 31, 2011:

	Fidelity National Title Group	FNF Corporate and Other	Total FNF Core	Remy	Restaurant Group	Portfolio Company Corporate and Other	Total Portfolio Company Investments	Eliminations	Total
	(In millions)
Title premiums	$3,257	$—	$3,257	$—	$—	$—	$—	$—	$3,257
Other revenues	1,337	37	1,374	—	—	19	19	—	1,393
Auto parts revenues	—	—	—	—	—	—	—	—	—
Restaurant revenues	—	—	—	—	—	—	—	—	—
Revenues from external customers	4,594	37	4,631	—	—	19	19	—	4,650
Interest and investment income, including realized gains and losses	149	2	151	—	—	(1)	(1)	—	150
Total revenues	4,743	39	4,782	—	—	18	18	—	4,800
Depreciation and amortization	70	3	73	—	—	—	—	—	73
Interest expense	1	56	57	—	—	—	—	—	57
Earnings from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	521	(115)	406	—	—	(1)	(1)	—	405
Income tax expense	169	(40)	129	—	—	2	2	—	131
Earnings from continuing operations, before equity in earnings (loss) of unconsolidated affiliates	352	(75)	277	—	—	(3)	(3)	—	274
Equity in earnings (loss) of unconsolidated affiliates	4	—	4	—	—	6	6	—	10
Earnings from continuing operations	$356	$(75)	$281	$—	$—	$3	$3	$—	$284
Assets	$6,540	$324	$6,864	$—	$—	$998	$998	$—	$7,862
Goodwill	1,418	3	1,421	—	—	32	32	—	1,453